UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.
(Exact name of registrant as specified in charter)

119 Washington Avenue, Suite 504, Miami Beach, FL	33139
(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-777-1660

Date of fiscal year end: 6/30

Date of reporting period: July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Vote Summary

SIDERURGICA VENEZOLANA "SIVENSA", S.A.
Security	825865702					Meeting Type	Annual
Ticker Symbol	SDNWY					Meeting Date	05-Dec-2019
ISIN	US8258657027					Agenda	935103779 - Management
Record Date	04-Nov-2019					Holding Recon Date	04-Nov-2019
City /	Country /	United States				Vote Deadline Date	27-Nov-2019
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	To consider and resolve, in view of the Reports of the Internal Comptrollers, about the financial statements submitted by the Board of Directors corresponding to the fiscal year ended on September 30, 2019, as well as to consider and resolve about the Report of the Board of Directors.		Management	For	None
2.	To consider and resolve about the appointment of the Principal and Alternate Members of the Board of Directors.		Management	For	None
3.	To consider and resolve about the appointment of the Principal Internal Comptrollers and their respective Alternates, as well as their annual compensation.		Management	For	None
4.	To consider and resolve about the appointment of the Principal and Alternate Judicial Representatives.		Management	For	None
FOMENTO ECONOMICO MEXICANO S.A.B. DE CV
Security	344419106					Meeting Type	Annual
Ticker Symbol	FMX					Meeting Date	20-Mar-2020
ISIN	US3444191064					Agenda	935139104 - Management
Record Date	28-Feb-2020					Holding Recon Date	28-Feb-2020
City /	Country /	United States				Vote Deadline Date	17-Mar-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
I	Report of the chief executive officer of the Company, which includes the financial statements for the 2019 fiscal year; opinion of the board of directors of the Company regarding the content of the report of the chief executive officer; reports of the board of directors of the Company regarding the main policies and accounting and information criteria applied during the preparation of the Company's financial information, including the report of the operations and activities of the ...(due to space limits, see proxy material for full proposal).		Management	Abstain	None
II	Application of the results for the 2019 fiscal year of the Company, which will include a dividend declaration and payment in cash, in Mexican pesos.		Management	Abstain	None
III	Proposal to determine the maximum amount for the Company's stock repurchase fund kept pursuant to article 56 subsection IV of the Law.		Management	Abstain	None
IV	Election of the members of the board of directors and secretaries of the Company, qualification of their independence, in accordance with the Law, and resolution with respect to their remuneration.		Management	Abstain	None
V	Election of members of the following committees: (i) strategy and finance, (ii) audit, and (iii) corporate practices of the Company; appointment of each of their respective chairman, and resolution with respect to their remuneration.		Management	Abstain	None
VI	Appointment of delegates for the formalization of the Meeting's resolutions.		Management	Abstain	None
VII	Reading and, if applicable, approval of the Meeting's minute.		Management	Abstain	None
CEMEX, S.A.B. DE C.V.
Security	151290889					Meeting Type	Annual
Ticker Symbol	CX					Meeting Date	26-Mar-2020
ISIN	US1512908898					Agenda	935138291 - Management
Record Date	25-Feb-2020					Holding Recon Date	25-Feb-2020
City /	Country /	Mexico				Vote Deadline Date	23-Mar-2020
SEDOL(s)						Quick Code

Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	PRESENTATION OF THE CHIEF EXECUTIVE OFFICER'S REPORT, INCLUDING CEMEX'S FINANCIAL STATEMENTS, RESULTS OF OPERATIONS, REPORT OF CASH FLOW AND VARIATIONS OF CAPITAL STOCK, AND PRESENTATION OF THE BOARD OF DIRECTORS' REPORT, FOR THE FISCAL YEAR 2019, AS REQUIRED BY THE MEXICAN SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES); AND, AFTER HEARING THE OPINION OF THE BOARD OF DIRECTORS AS TO THE REPORTS BY THE CHIEF EXECUTIVE OFFICER, THE AUDIT AND CORPORATE PRACTICES COMMITTEE, THE ACCOUNTING POLICIES ...(due to space limits, see proxy material for full proposal).		Management	Against	None
2.	PROPOSAL OF ALLOCATION OF PROFITS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2019.		Management	Against	None
3.	PRESENTATION OF THE BOARD OF DIRECTORS' REPORT ON THE PROCEDURES AND APPROVALS PURSUANT TO WHICH THE REPURCHASE OF CEMEX'S SHARES WAS INSTRUCTED FOR THE 2019 BUSINESS YEAR.		Management	Against	None
4.	THE PROPOSAL TO DETERMINE THE AMOUNT OF A RESERVE FOR THE ACQUISITION OF CEMEX'S SHARES OR OTHER INSTRUMENTS REPRESENTING SUCH SHARES.		Management	Against	None
5A.	PROPOSALS TO DECREASE THE CAPITAL STOCK IN ITS VARIABLE PART BY: (A) CANCELING THE CEMEX SHARES REPURCHASED IN 2019 UNDER CEMEX'S SHARE REPURCHASE PROGRAM.		Management	Against	None
5B.	PROPOSALS TO DECREASE THE CAPITAL STOCK IN ITS VARIABLE PART BY: (B)CANCELING THE CEMEX TREASURY SHARES RELATED TO THE ISSUANCE OF CEMEX'S MANDATORILY CONVERTIBLE NOTES ISSUED IN DECEMBER 2009 AND THAT MATURED IN NOVEMBER 2019.		Management	Against	None
5C.	PROPOSALS TO DECREASE THE CAPITAL STOCK IN ITS VARIABLE PART BY: (C) CANCELING ANY CEMEX TREASURY SHARES RELATED TO THE ISSUANCE OF CEMEX'S OPTIONAL CONVERTIBLE NOTES, ISSUED IN MAY 2015 AND THAT WILL MATURE IN MARCH 2020, WHICH REMAIN IN CEMEX'S TREASURY AFTER THE MARCH 2020 DUE DATE.		Management	Against	None
6.	APPOINTMENT OF MEMBERS, PRESIDENT AND SECRETARY OF THE BOARD OF DIRECTORS, AND OF MEMBERS AND PRESIDENTS, RESPECTIVELY, OF THE AUDIT, CORPORATE PRACTICES AND FINANCE, AND SUSTAINABILITY COMMITTEES.		Management	Against	None
7.	COMPENSATION OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE AUDIT, CORPORATE PRACTICES AND FINANCE, AND SUSTAINABILITY COMMITTEES.		Management	Against	None
8.	APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING.		Management	Against	None
CARNIVAL CORPORATION
Security	143658300					Meeting Type	Annual
Ticker Symbol	CCL					Meeting Date	06-Apr-2020
ISIN	PA1436583006					Agenda	935131564 - Management
Record Date	06-Feb-2020					Holding Recon Date	06-Feb-2020
City /	Country /	United States				Vote Deadline Date	03-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	To re-elect Micky Arison as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
2.	To re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
3.	To re-elect Jason Glen Cahilly as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
4.	To re-elect Helen Deeble as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
5.	To re-elect Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
6.	To re-elect Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
7.	To re-elect Katie Lahey as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
8.	To re-elect Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
9.	To re-elect Stuart Subotnick as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
10.	To re-elect Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
11.	To re-elect Randall J. Weisenburger as a Director of Carnival Corporation and as a Director of Carnival plc.		Management	Against	For	Against
12.	To hold a (non-binding) advisory vote to approve executive compensation (in accordance with legal requirements applicable to U.S. companies).		Management	Against	For	Against
13.	To hold a (non-binding) advisory vote to approve the Carnival plc Directors' Remuneration Report (other than the Carnival plc Directors' Remuneration Policy set out in Section B of Part II of the Carnival plc Directors' Remuneration Report) (in accordance with legal requirements applicable to UK Companies).		Management	Against	For	Against
14.	To approve the Carnival plc Directors' Remuneration Policy set out in the Section B of Part II of the Carnival plc Directors' Remuneration Report (in accordance with legal requirements applicable to UK companies).		Management	Against	For	Against
15.	To re-appoint the UK firm of PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of the U.S. firm of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Carnival Corporation.		Management	Against	For	Against
16.	To authorize the Audit Committee of Carnival plc to determine the remuneration of the independent auditors of Carnival plc (in accordance with legal requirements applicable to UK companies).		Management	Against	For	Against
17.	To receive the UK accounts and reports of the Directors and auditors of Carnival plc for the year ended November 30, 2019 (in accordance with legal requirements applicable to UK companies).		Management	Against	For	Against
18.	To approve the giving of authority for the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).		Management	Against	For	Against
19.	To approve the disapplication of pre- emption rights in relation to the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).		Management	Against	For	Against
20.	To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market (in accordance with legal requirements applicable to UK companies desiring to implement share buy back programs).		Management	For	For	For
21.	To approve the Carnival Corporation 2020 Stock Plan.		Management	Against	For	Against
22.	To approve the Carnival plc UK Employee Share Purchase Plan.		Management	Against	For	Against
LENNAR CORPORATION
Security	526057104					Meeting Type	Annual
Ticker Symbol	LEN					Meeting Date	07-Apr-2020
ISIN	US5260571048					Agenda	935133001 - Management
Record Date	10-Feb-2020					Holding Recon Date	10-Feb-2020
City /	Country /	United States				Vote Deadline Date	06-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Rick Beckwitt		Management	Against	For	Against
1B.	Election of Director: Irving Bolotin		Management	Against	For	Against
1C.	Election of Director: Steven L. Gerard		Management	Against	For	Against
1D.	Election of Director: Tig Gilliam		Management	Against	For	Against
1E.	Election of Director: Sherrill W. Hudson		Management	Against	For	Against
1F.	Election of Director: Jonathan M. Jaffe		Management	Against	For	Against
1G.	Election of Director: Sidney Lapidus		Management	Against	For	Against
1H.	Election of Director: Teri P. McClure		Management	Against	For	Against
1I.	Election of Director: Stuart Miller		Management	Against	For	Against
1J.	Election of Director: Armando Olivera		Management	Against	For	Against
1K.	Election of Director: Jeffrey Sonnenfeld		Management	Against	For	Against
1L.	Election of Director: Scott Stowell		Management	Against	For	Against
2.	Approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For	Against
3.	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending November 30, 2020.		Management	For	For	For
GRUPO AEROPORTUARIO DEL SURESTE SA DE CV
Security	40051E202					Meeting Type	Annual
Ticker Symbol	ASR					Meeting Date	23-Apr-2020
ISIN	US40051E2028					Agenda	935179805 - Management
Record Date	23-Mar-2020					Holding Recon Date	23-Mar-2020
City /	Country /	United States				Vote Deadline Date	17-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A	Report of the Chief Executive Officer, in accordance with Article 172 of the General Corporations Law and of Article 44, subsection XI, of the Securities Market Law ("Ley del Mercado de Valores"), accompanied by the independent auditor's report, in connection with the operations and results for the fiscal year ended December 31, 2019, as well as of the Board of Directors' opinion of the content of such report.		Management	For	None
1B	Report of the Board of Directors in accordance with Article 172, subsection b, of the General Corporations Law, which contains the main policies, as well as the accounting and reporting criteria followed in the preparation of the financial information of the Company.		Management	For	None
1C	Report of the activities and operations in which the Board of Directors intervened, in accordance with Article 28 IV (e) of the Securities Market Law.		Management	For	None
1D	Individual and consolidated financial statements of the Company for the fiscal year ended December 31, 2019.		Management	For	None
1E	Annual report on the activities carried out by the Audit Committee of the Company in accordance with Article 43 of the Securities Market Law and report on the Company's subsidiaries.		Management	For	None
1F	Report on compliance with the tax obligations of the Company for the fiscal year ended December 31, 2018, in accordance with Article 76, section XIX of the Income Tax Law ("Ley del Impuesto sobre la Renta").		Management	For	None
2A	Proposal for increase of the legal reserve by Ps. 274,126,438.75		Management	For	None
2B	Proposal by the Board of Directors to pay an ordinary net dividend in cash from accumulated retained earnings in the amount of $8.21 (eight pesos and twenty- one cents, Mexican legal tender) for each of the ordinary "B" and "BB" Series shares.		Management	For	None
2C	Proposal and, if applicable, approval of the amount of Ps. 2,745,402,336.25 as the maximum amount that may be used by the Company to repurchase its shares in 2020 pursuant to Article 56 of the Securities Market Law; proposal and, if applicable, approval of the provisions and policies regarding the repurchase of Company shares.		Management	For	None
3A	Administration by the Board of Directors and the Chief Executive Officer for the fiscal year of 2019.		Management	For	None
3BA	Appointment to the Board of Director: Fernando Chico Pardo (President)		Management	For	None
3BB	Appointment to the Board of Director: José Antonio Pérez Antón		Management	For	None
3BC	Appointment to the Board of Director: Luis Chico Pardo		Management	For	None
3BD	Appointment to the Board of Director: Aurelio Pérez Alonso		Management	For	None
3BE	Appointment to the Board of Director: Rasmus Christiansen		Management	For	None
3BF	Appointment to the Board of Director: Francisco Garza Zambrano		Management	For	None
3BG	Appointment to the Board of Director: Ricardo Guajardo Touché		Management	For	None
3BH	Appointment to the Board of Director: Guillermo Ortiz Martínez		Management	For	None
3BI	Appointment to the Board of Director: Bárbara Garza Lagüera Gonda		Management	For	None
3BJ	Appointment to the Board of Director: Rafael Robles Miaja (Secretary)		Management	For	None
3BK	Appointment to the Board of Director: Ana María Poblanno Chanona (Deputy Secretary)		Management	For	None
3C1	Appointment or ratification, as applicable, of the Chairperson of the Audit Committee: Ricardo Guajardo Touché		Management	For	None
3D1	Appointment of the Nomination and Compensation Committee: Fernando Chico Pardo (President)		Management	For	None
3D2	Appointment of the Nomination and Compensation Committee: José Antonio Pérez Antón		Management	For	None
3D3	Appointment of the Nomination and Compensation Committee: Bárbara Garza Lagüera Gonda		Management	For	None
3E1	Determination of corresponding compensations: Board of Directors: Ps. 72,600.00 (in each case net of taxes in Mexican legal tender)		Management	For	None
3E2	Determination of corresponding compensations: Operations Committee: Ps. 72,600.00 (in each case net of taxes in Mexican legal tender)		Management	For	None
3E3	Determination of corresponding compensations: Nominations & Compensations Committee: Ps. 72,600.00 (in each case net of taxes in Mexican legal tender)		Management	For	None
3E4	Determination of corresponding compensations: Audit Committee: Ps. 102,850.00 (in each case net of taxes in Mexican legal tender)		Management	For	None
3E5	Determination of corresponding compensations: Acquisitions & Contracts Committee: Ps. 24,200.00 (in each case net of taxes in Mexican legal tender)		Management	For	None
4A	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Claudio R. Góngora Morales		Management	For	None
4B	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Rafael Robles Miaja		Management	For	None
4C	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Ana María Poblanno Chanona		Management	For	None
AMERICA MOVIL, S.A.B. DE C.V.
Security	02364W105					Meeting Type	Annual
Ticker Symbol	AMX					Meeting Date	24-Apr-2020
ISIN	US02364W1053					Agenda	935186812 - Management
Record Date	06-Apr-2020					Holding Recon Date	06-Apr-2020
City /	Country /	United States				Vote Deadline Date	21-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
I	Appointment or, as the case may be, reelection of the members of the Board of Directors of the Company that the holders of the Series "L" shares are entitled to appoint. Adoption of resolutions thereon.		Management	For	None
II	Appointment of delegates to execute, and if, applicable, formalize the resolutions adopted by the meeting. Adoption of resolutions thereon.		Management	For	None
SEABOARD CORPORATION
Security	811543107					Meeting Type	Annual
Ticker Symbol	SEB					Meeting Date	27-Apr-2020
ISIN	US8115431079					Agenda	935144004 - Management
Record Date	26-Feb-2020					Holding Recon Date	26-Feb-2020
City /	Country /	United States				Vote Deadline Date	24-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Steven J. Bresky		For	For	For
	2	David A. Adamsen		For	For	For
	3	Douglas W. Baena		For	For	For
	4	Edward I. Shifman Jr.		For	For	For
	5	Paul M. Squires		For	For	For
2.	Ratify the appointment of KPMG LLP as independent auditors of the Company.		Management	For	For	For
3.	Advisory vote to approve the compensation of Seaboard's named executive officers, as disclosed in Seaboard's proxy statement for the 2020 Annual Meeting of Stockholders.		Management	For	For	For
4.	A stockholder proposal, if introduced at the meeting, requiring removal of a plurality of vote standard for uncontested director elections as described in the accompanying proxy statement.		Shareholder	For	Against	Against
FRESH DEL MONTE PRODUCE INC.
Security	G36738105					Meeting Type	Annual
Ticker Symbol	FDP					Meeting Date	28-Apr-2020
ISIN	KYG367381053					Agenda	935145981 - Management
Record Date	02-Mar-2020					Holding Recon Date	02-Mar-2020
City /	Country /	United States				Vote Deadline Date	27-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	Election of director for a three-year term expiring at the 2023 Annual General Meeting of Shareholders: Michael J. Berthelot		Management	For	For	For
2.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 1, 2021.		Management	For	For	For
3.	Approve, by non-binding advisory vote the compensation of our named executive officers in 2019.		Management	Against	For	Against
GRUPO TELEVISA, S.A.B.
Security	40049J206					Meeting Type	Annual
Ticker Symbol	TV					Meeting Date	28-Apr-2020
ISIN	US40049J2069					Agenda	935187131 - Management
Record Date	23-Mar-2020					Holding Recon Date	23-Mar-2020
City /	Country /	United States				Vote Deadline Date	22-Apr-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
L1	Appointment and/or ratification, as the case may be, of the members of the Board of Directors to be appointed at this meeting pursuant to articles Twenty Sixth, Twenty Seventh and other applicable articles of the corporate By-Laws.		Management	For	None
L2	Appointment of special delegates to formalize the resolutions adopted at the meeting. To vote on the next (1) General Ordinary Series A and B Shareholders Meeting; (2) Special Series D Shareholders Meeting, Shareholders must be Mexican nationals or Mexican corporations, whose by-laws exclude foreign ownership of their shares.		Management	For	None
D1	Appointment and/or ratification, as the case may be, of the members of the Board of Directors to be appointed at this meeting pursuant to articles Twenty Sixth, Twenty Seventh and other applicable articles of the corporate By-Laws.		Management	For	None
D2	Appointment of special delegates to formalize the resolutions adopted at the meeting.		Management	For	None
1	Presentation and, in its case, approval of the reports referred to in Article 28, paragraph IV of the Securities Market Law, including the financial statements for the year ended on December 31, 2019 and resolutions regarding the actions taken by the Board of Directors, the Committees and the Chief Executive Officer of the Company.		Management	For	None
2	Presentation of the report regarding certain fiscal obligations of the Company, pursuant to the applicable legislation.		Management	For	None
3	Resolution regarding the allocation of results for the fiscal year ended on December 31, 2019.		Management	For	None
4	Resolution regarding (i) the amount that may be allocated to the repurchase of shares of the Company pursuant to article 56, paragraph IV of the Securities Market Law; and (ii) the report on the policies and resolutions adopted by the Board of Directors of the Company, regarding the acquisition and sale of such shares.		Management	For	None
5	Appointment and/or ratification, as the case may be, of the members that shall conform the Board of Directors, the Secretary and Officers of the Company.		Management	For	None
6	Appointment and/or ratification, as the case may be, of the members that shall conform the Executive Committee.		Management	For	None
7	Appointment and/or ratification, as the case may be, of the Chairman of the Audit Committee.		Management	For	None
8	Appointment and/or ratification, as the case may be, of the Chairman of the Corporate Practices Committee.		Management	For	None
9	Compensation to the members of the Board of Directors, of the Executive Committee, of the Audit Committee and of the Corporate Practices Committee, as well as to their corresponding Secretaries.		Management	Against	None
10	Appointment of special delegates to formalize the resolutions adopted at the meeting.		Management	For	None
BANCO LATINOAMERICANO DE COMERCIO EXT.
Security	P16994132					Meeting Type	Annual
Ticker Symbol	BLX					Meeting Date	29-Apr-2020
ISIN	PAP169941328					Agenda	935164070 - Management
Record Date	23-Mar-2020					Holding Recon Date	23-Mar-2020
City /	Country /	Panama				Vote Deadline Date	28-Apr-2020
SEDOL(s)						Quick Code

Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	To approve the Bank's audited consolidated financial statements for the fiscal year ended December 31, 2019.		Management	For	For	For
2.	To ratify the appointment of KPMG as the Bank's independent registered public accounting firm for the fiscal year ending December 31, 2020.		Management	For	For	For
3A.	Election of Class E Director: Mario Covo		Management	For	For	For
4.	To approve, on an advisory basis, the compensation of the Bank's executive officers.		Management	Against	For	Against
5.	To amend Article 12 of the Bank's Articles of Incorporation to delete a provision that requires that the Board always nominate the Chief Executive Officer as one of the two Directors to be elected by the holders of all of the common shares.		Management	For	For	For
VULCAN MATERIALS COMPANY
Security	929160109					Meeting Type	Annual
Ticker Symbol	VMC					Meeting Date	08-May-2020
ISIN	US9291601097					Agenda	935151554 - Management
Record Date	11-Mar-2020					Holding Recon Date	11-Mar-2020
City /	Country /	United States				Vote Deadline Date	07-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Melissa H. Anderson		Management	For	For	For
1B.	Election of Director: O. B. Grayson Hall, Jr.		Management	For	For	For
1C.	Election of Director: James T. Prokopanko		Management	For	For	For
1D.	Election of Director: George Willis		Management	For	For	For
2.	Approval, on an advisory basis, of the compensation of our named executive officers.		Management	Against	For	Against
3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2020.		Management	For	For	For
POPULAR, INC.
Security	733174700					Meeting Type	Annual
Ticker Symbol	BPOP					Meeting Date	12-May-2020
ISIN	PR7331747001					Agenda	935159904 - Management
Record Date	13-Mar-2020					Holding Recon Date	13-Mar-2020
City /	Country /	United States				Vote Deadline Date	11-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A)	Election of Class 3 Director for a three-year term: Ignacio Alvarez		Management	For	For	For
1B)	Election of Class 3 Director for a three-year term: María Luisa Ferré		Management	For	For	For
1C)	Election of Class 3 Director for a three-year term: C. Kim Goodwin		Management	For	For	For
2)	To approve an amendment to Article SEVENTH of Popular, Inc.'s Restated Certificate of Incorporation to declassify the Board of Directors by the 2023 Annual Meeting of Shareholders.		Management	For	For	For
3)	To approve an Amendment to the first sentence of Article SEVENTH of Popular, Inc.'s Restated Certificate of Incorporation to reduce the minimum and maximum amount of members comprising the Board of Directors.		Management	For	For	For
4)	To approve an amendment to Article NINTH of Popular, Inc.'s Restated Certificate of Incorporation to eliminate supermajority vote requirements.		Management	For	For	For
5)	Adoption of the Popular, Inc. 2020 Omnibus Incentive Plan.		Management	Against	For	Against
6)	Approve, on an advisory basis, the Corporation's executive compensation.		Management	Against	For	Against
7)	To ratify the appointment of PricewaterhouseCoopers LLP as Popular, Inc.'s independent registered public accounting firm for 2020.		Management	For	For	For
8)	To approve the adjournment or postponement of the meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes to approve Proposals 2, 3, 4 and 5.		Management	For	For	For
MARRIOTT VACATIONS WORLDWIDE CORPORATION
Security	57164Y107					Meeting Type	Annual
Ticker Symbol	VAC					Meeting Date	12-May-2020
ISIN	US57164Y1073					Agenda	935161240 - Management
Record Date	16-Mar-2020					Holding Recon Date	16-Mar-2020
City /	Country /	United States				Vote Deadline Date	11-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	C.E. Andrews		For	For	For
	2	William W. McCarten		For	For	For
	3	William J. Shaw		For	For	For
2.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for its 2020 fiscal year.		Management	For	For	For
3.	Advisory vote to approve named executive officer compensation.		Management	Against	For	Against
4.	Approval of the Marriott Vacations Worldwide Corporation 2020 Equity Incentive Plan.		Management	Against	For	Against
CARIBBEAN UTILITIES COMPANY, LTD.
Security	G1899E146					Meeting Type	Annual
Ticker Symbol	CUPUF					Meeting Date	14-May-2020
ISIN	KYG1899E1465					Agenda	935178714 - Management
Record Date	16-Mar-2020					Holding Recon Date	16-Mar-2020
City /	Country /	Cayman Islands				Vote Deadline Date	11-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1	DIRECTOR		Management
	1	Jennifer P. Dilbert		For	For	For
	2	Sheree L. Ebanks		For	For	For
	3	Woodrow S. Foster		For	For	For
	4	Sophia Harris		For	For	For
	5	R. Scott Hawkes		For	For	For
	6	J. F. Richard Hew		For	For	For
	7	Mark Macfee		For	For	For
	8	Eddinton M. Powell		For	For	For
	9	David E. Ritch		For	For	For
	10	Gary J. Smith		For	For	For
	11	Peter A. Thomson		For	For	For
	12	Lynn R. Young		For	For	For
2	Appointment of Deloitte LLP as Auditors.		Management	For	For	For
3	Increase in the Reserve of Class A Shares for issuance pursuant to the Share Purchase Plan.		Management	Withheld	For	Against
MARTIN MARIETTA MATERIALS, INC.
Security	573284106					Meeting Type	Annual
Ticker Symbol	MLM					Meeting Date	14-May-2020
ISIN	US5732841060					Agenda	935196736 - Management
Record Date	06-Mar-2020					Holding Recon Date	06-Mar-2020
City /	Country /	United States				Vote Deadline Date	13-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Dorothy M. Ables		Management	For	For	For
1B.	Election of Director: Sue W. Cole		Management	For	For	For
1C.	Election of Director: Smith W. Davis		Management	For	For	For
1D.	Election of Director: John J. Koraleski		Management	For	For	For
1E.	Election of Director: C. Howard Nye		Management	For	For	For
1F.	Election of Director: Laree E. Perez		Management	For	For	For
1G.	Election of Director: Thomas H. Pike		Management	For	For	For
1H.	Election of Director: Michael J. Quillen		Management	For	For	For
1I.	Election of Director: Donald W. Slager		Management	For	For	For
1J.	Election of Director: David C. Wajsgras		Management	For	For	For
2.	Ratification of appointment of PricewaterhouseCoopers as independent auditors.		Management	For	For	For
3.	Approval, by a non-binding advisory vote, of the compensation of Martin Marietta Materials, Inc.'s named executive officers.		Management	Against	For	Against
MASTEC, INC.
Security	576323109					Meeting Type	Annual
Ticker Symbol	MTZ					Meeting Date	15-May-2020
ISIN	US5763231090					Agenda	935168965 - Management
Record Date	12-Mar-2020					Holding Recon Date	12-Mar-2020
City /	Country /	United States				Vote Deadline Date	14-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Ernst N. Csiszar		For	For	For
	2	Julia L. Johnson		For	For	For
	3	Jorge Mas		For	For	For
2.	Ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for 2020.		Management	For	For	For
3.	Approval of a non-binding advisory resolution regarding the compensation of our named executive officers.		Management	Against	For	Against
NEXTERA ENERGY, INC.
Security	65339F101					Meeting Type	Annual
Ticker Symbol	NEE					Meeting Date	21-May-2020
ISIN	US65339F1012					Agenda	935172661 - Management
Record Date	23-Mar-2020					Holding Recon Date	23-Mar-2020
City /	Country /	United States				Vote Deadline Date	20-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Sherry S. Barrat		Management	Against	For	Against
1B.	Election of Director: James L. Camaren		Management	Against	For	Against
1C.	Election of Director: Kenneth B. Dunn		Management	Against	For	Against
1D.	Election of Director: Naren K. Gursahaney		Management	Against	For	Against
1E.	Election of Director: Kirk S. Hachigian		Management	Against	For	Against
1F.	Election of Director: Toni Jennings		Management	Against	For	Against
1G.	Election of Director: Amy B. Lane		Management	Against	For	Against
1H.	Election of Director: David L. Porges		Management	Against	For	Against
1I.	Election of Director: James L. Robo		Management	Against	For	Against
1J.	Election of Director: Rudy E. Schupp		Management	Against	For	Against
1K.	Election of Director: John L. Skolds		Management	Against	For	Against
1L.	Election of Director: William H. Swanson		Management	Against	For	Against
1M.	Election of Director: Darryl L. Wilson		Management	Against	For	Against
2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2020		Management	For	For	For
3.	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement		Management	Against	For	Against
4.	A proposal entitled "Political Contributions Disclosure" to request semiannual reports disclosing political contribution policies and expenditures		Shareholder	For	Against	Against
5.	A proposal entitled "Right to Act by Written Consent" to request action by written consent of shareholders		Shareholder	Against	Against	For
FIRST BANCORP
Security	318672706					Meeting Type	Annual
Ticker Symbol	FBP					Meeting Date	22-May-2020
ISIN	PR3186727065					Agenda	935174374 - Management
Record Date	01-Apr-2020					Holding Recon Date	01-Apr-2020
City /	Country /	United States				Vote Deadline Date	21-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Juan Acosta Reboyras		Management	Against	For	Against
1B.	Election of Director: Aurelio Alemàn		Management	Against	For	Against
1C.	Election of Director: Luz A. Crespo		Management	Against	For	Against
1D.	Election of Director: Tracey Dedrick		Management	Against	For	Against
1E.	Election of Director: Daniel E. Frye		Management	Against	For	Against
1F.	Election of Director: Robert T. Gormley		Management	Against	For	Against
1G.	Election of Director: John A. Heffern		Management	Against	For	Against
1H.	Election of Director: Roberto R. Herencia		Management	Against	For	Against
1I.	Election of Director: José Menéndez- Cortada		Management	Against	For	Against
2.	To approve on a non-binding basis the 2019 compensation of First BanCorp's named executive officers.		Management	Against	For	Against
3.	To ratify the appointment of Crowe LLP as our independent registered public accounting firm for our 2020 fiscal year.		Management	For	For	For
EVERTEC, INC.
Security	30040P103					Meeting Type	Annual
Ticker Symbol	EVTC					Meeting Date	28-May-2020
ISIN	PR30040P1032					Agenda	935171710 - Management
Record Date	31-Mar-2020					Holding Recon Date	31-Mar-2020
City /	Country /	Puerto Rico				Vote Deadline Date	27-May-2020
SEDOL(s)						Quick Code

Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: Frank G. D'Angelo		Management	Abstain	For	Against
1B.	Election of Director: Morgan M. Schuessler, Jr.		Management	Abstain	For	Against
1C.	Election of Director: Olga Botero		Management	Abstain	For	Against
1D.	Election of Director: Jorge A. Junquera		Management	Abstain	For	Against
1E.	Election of Director: Iván Pagán		Management	Abstain	For	Against
1F.	Election of Director: Aldo J. Polak		Management	Abstain	For	Against
1G.	Election of Director: Alan H. Schumacher		Management	Abstain	For	Against
1H.	Election of Director: Brian J. Smith		Management	Abstain	For	Against
1I.	Election of Director: Thomas W. Swidarski		Management	Abstain	For	Against
2.	Advisory Vote on Executive Compensation.		Management	Against	For	Against
3.	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm.		Management	For	For	For
ROYAL CARIBBEAN CRUISES LTD.
Security	V7780T103					Meeting Type	Annual
Ticker Symbol	RCL					Meeting Date	28-May-2020
ISIN	LR0008862868					Agenda	935192853 - Management
Record Date	06-Apr-2020					Holding Recon Date	06-Apr-2020
City /	Country /	United States				Vote Deadline Date	27-May-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Director: John F. Brock		Management	Against	For	Against
1B.	Election of Director: Richard D. Fain		Management	Against	For	Against
1C.	Election of Director: Stephen R. Howe, Jr.		Management	Against	For	Against
1D.	Election of Director: William L. Kimsey		Management	Against	For	Against
1E.	Election of Director: Maritza G. Montiel		Management	Against	For	Against
1F.	Election of Director: Ann S. Moore		Management	Against	For	Against
1G.	Election of Director: Eyal M. Ofer		Management	Against	For	Against
1H.	Election of Director: William K. Reilly		Management	Against	For	Against
1I.	Election of Director: Vagn O. Sørensen		Management	Against	For	Against
1J.	Election of Director: Donald Thompson		Management	Against	For	Against
1K.	Election of Director: Arne Alexander Wilhelmsen		Management	Against	For	Against
2.	Advisory approval of the Company's compensation of its named executive officers.		Management	Against	For	Against
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2020.		Management	For	For	For
4.	The shareholder proposal regarding political contributions disclosure.		Shareholder	For	Against	Against
5.	The shareholder proposal regarding independent chair of the Board of Directors.		Shareholder	For	Against	Against
ERA GROUP INC.
Security	26885G109					Meeting Type	Annual
Ticker Symbol	ERA					Meeting Date	11-Jun-2020
ISIN	US26885G1094					Agenda	935216576 - Management
Record Date	04-May-2020					Holding Recon Date	04-May-2020
City /	Country /	United States				Vote Deadline Date	10-Jun-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	To approve the issuance of shares of Era Group Inc. ("Era") Common Stock as contemplated by the Agreement and Plan of Merger among Era, Ruby Redux Merger Sub, Inc. (Merger Sub), and Bristow Group Inc. ("Bristow"), pursuant to which Merger Sub will merge with and into Bristow, with Bristow continuing as the surviving corporation and a direct wholly owned subsidiary of Era (the "Merger").		Management	For	For	For
2A.	Election of Director: Christopher S. Bradshaw		Management	Against	For	Against
2B.	Election of Director: Charles Fabrikant		Management	Against	For	Against
2C.	Election of Director: Anna Fairbanks		Management	Against	For	Against
2D.	Election of Director: Christopher P. Papouras		Management	Against	For	Against
2E.	Election of Director: Yueping Sun		Management	Against	For	Against
2F.	Election of Director: Steven Webster		Management	Against	For	Against
3.	To approve the proposed amendment to the Certificate of Incorporation of Era effecting an increase in the number of authorized shares of Era Common Stock.		Management	For	For	For
4.	To approve the proposed amendment to the Certificate of Incorporation of Era, that would effect, when and if determined by the Era Board prior to the Effective Time a reverse stock split of Era Common Stock prior to the Effective Time at a ratio of one share for every three shares outstanding.		Management	For	For	For
5.	To ratify the selection of Grant Thornton LLP, as the independent registered public accounting firm for the period of time before the consummation of the Merger.		Management	For	For	For
6.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For	Against
7.	To adjourn or postpone the Era annual meeting if there are insufficient votes to approve proposal 1, 3 or 4 at the time of the Era annual meeting to allow Era to solicit additional proxies in favor of any of such proposals.		Management	For	For	For
PGT INNOVATIONS, INC.
Security	69336V101					Meeting Type	Annual
Ticker Symbol	PGTI					Meeting Date	15-Jun-2020
ISIN	US69336V1017					Agenda	935218974 - Management
Record Date	27-Apr-2020					Holding Recon Date	27-Apr-2020
City /	Country /	United States				Vote Deadline Date	12-Jun-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Class II director, nominated by the Board of Directors, to serve until the 2023 Annual Meeting: Brett N. Milgrim		Management	Against	For	Against
1B.	Election of Class II director, nominated by the Board of Directors, to serve until the 2023 Annual Meeting: Richard D. Feintuch		Management	Against	For	Against
1C.	Election of Class II director, nominated by the Board of Directors, to serve until the 2023 Annual Meeting: Jeffrey T. Jackson		Management	Against	For	Against
1D.	Election of Class II director, nominated by the Board of Directors, to serve until the 2023 Annual Meeting: Frances Powell Hawes		Management	Against	For	Against
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the 2020 fiscal year		Management	For	For	For
3.	To approve the compensation of our Named Executive Officers ("NEOs"), on an advisory basis		Management	Against	For	Against
NORWEGIAN CRUISE LINE HOLDINGS LTD.
Security	G66721104					Meeting Type	Annual
Ticker Symbol	NCLH					Meeting Date	18-Jun-2020
ISIN	BMG667211046					Agenda	935196673 - Management
Record Date	01-Apr-2020					Holding Recon Date	01-Apr-2020
City /	Country /	United States				Vote Deadline Date	17-Jun-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Class I Director: David M. Abrams		Management	Against	For	Against
1B.	Election of Class I Director: John W. Chidsey		Management	Against	For	Against
1C.	Election of Class I Director: Russell W. Galbut		Management	Against	For	Against
2.	Approval, on a non-binding, advisory basis, of the compensation of our named executive officers		Management	Against	For	Against
3.	Approval, on a non-binding, advisory basis, of the frequency of future shareholder votes on the compensation of our named executive officers		Management	1 Year	1 Year	For
4.	Ratification of the appointment of PricewaterhouseCoopers LLP ("PwC") as our independent registered public accounting firm for the year ending December 31, 2020 and the determination of PwC's remuneration by our Audit Committee		Management	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Herzfeld Caribbean Basin Fund, Inc.

By (Signature and Title)*	/s/ Erik M. Herzfeld - President

Date	August 14, 2020

*	Print the name and title of each signing officer.